Profit from operations - Summary of profit from operations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Amortization of intangible assets	€ 77,564	€ 51,191	€ 27,399
Depreciation of property, plant and equipment	3,154	2,206	1,358
Amortization of right-of-use of asset	2,841	2,010	1,703
Foreign exchange losses	€ 27,142	€ 13,913	€ 13,136